Investment in Securities (Summary of Investment in Securities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Equity securities	[1]	¥ 589,312	¥ 560,643
Trading debt securities		2,179	2,503
Available-for-sale debt securities		2,234,608	2,174,891
Held-to-maturity debt securities		114,759	114,312
Total		¥ 2,940,858	¥ 2,852,349

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥185,115 million and ¥151,445 million as of March 31, 2022 and 2023, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥90,650 million and ¥ 90,993 million as of March 31, 2022 and 2023, respectively. The amount of investment funds and others elected the fair value option included in equity securities were ¥11,709 million and ¥16,032 million as of March 31, 2022 and 2023, respectively.